Loans and borrowings - Breakdown by type of interest rate and currency (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Borrowings	$ 105,815,527	$ 115,134,839
Local currency
Loans and borrowings
Borrowings	10,417,990	7,981,849
Foreign currency
Loans and borrowings
Borrowings	95,397,537	107,152,990
Fixed interest rate | Local currency
Loans and borrowings
Borrowings	2,030,378	1,844,086
Fixed interest rate | Foreign currency
Loans and borrowings
Borrowings	70,956,700	82,850,932
Floating interest rate | Local currency
Loans and borrowings
Borrowings	8,387,612	6,137,763
Floating interest rate | Foreign currency
Loans and borrowings
Borrowings	$ 24,440,837	$ 24,302,058